Investments Measured Using NAV per Share as a Practical Expedient (Details) - EBP 003 - USD ($)	Jan. 31, 2026	Jan. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 57,569,862,277	$ 49,405,279,099
Assets at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	46,357,422,689	39,337,699,722
Assets at NAV | Collective Investment Trusts / Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 46,357,422,689	$ 39,337,699,722